Income Taxes - Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016		Oct. 25, 2015
Current
U.S. Federal	$ 329,707	$ 341,799		$ 299,557
State	32,719	33,753		39,817
Foreign	6,950	6,819		10,526
Total current	369,376	382,371		349,900
Deferred
U.S. Federal	57,533	40,456		18,451
State	4,510	3,770		1,070
Foreign	123	101		458
Total deferred	62,166	44,327	[1]	19,979
Total provision for income taxes	$ 431,542	$ 426,698	[1]	$ 369,879

[1]	Fiscal 2016 included 53 weeks